NOTE 8 - LOANS PAYABLE - Future Minimum Payments (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Remainder of Fiscal Year	$ 3,374	$ 13,496
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two	13,496	13,496
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Three	13,496	13,496
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Four	11,828	11,828
Loans Payable	38,471	46,856
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	3,723	5,460
Loans Payable, Current	13,347	13,496	$ 12,990
Loans Payable, Noncurrent	25,124	33,360	$ 42,612
Future Payment Thereafter [Member]
Short-term Debt [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal after Year Five
Future Payments Total [Member]
Short-term Debt [Line Items]
Loans Payable	$ 42,194	$ 52,316